Stock-Based Compensation - Schedule of Options to Purchase Shares of Common Stock Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Outstanding Options	3,941,301	3,941,301
Weighted Average Remaining Life In Years	6 years 18 days	6 years 3 months 19 days
Weighted-Average Exercise Price	$ 0.78	$ 0.78
Number Exercisable	3,941,301	3,941,301
Exercise Price One [Member]
Exercise Prices	$ 0.22	$ 0.22
Number of Outstanding Options	1,750,000	1,750,000
Weighted Average Remaining Life In Years	7 years 2 months 19 days	7 years 5 months 20 days
Weighted-Average Exercise Price	$ 0.22	$ 0.22
Number Exercisable	1,750,000	1,750,000
Exercise Price Two [Member]
Exercise Prices	$ 0.38	$ 0.38
Number of Outstanding Options	900,000	900,000
Weighted Average Remaining Life In Years	5 years 9 months 14 days	6 years 11 days
Weighted-Average Exercise Price	$ 0.38	$ 0.38
Number Exercisable	900,000	900,000
Exercise Price Three [Member]
Exercise Prices	$ 0.73	$ 0.73
Number of Outstanding Options	762,500	762,500
Weighted Average Remaining Life In Years	4 years 11 months 19 days	5 years 2 months 19 days
Weighted-Average Exercise Price	$ 0.73	$ 0.73
Number Exercisable	762,500	762,500
Exercise Price Four [Member]
Exercise Prices	$ 1.37	$ 1.37
Number of Outstanding Options	150,000	150,000
Weighted Average Remaining Life In Years	4 years 3 months 19 days	4 years 6 months 18 days
Weighted-Average Exercise Price	$ 1.37	$ 1.37
Number Exercisable	150,000	150,000
Exercise Price Five [Member]
Exercise Prices	$ 1.43	$ 1.43
Number of Outstanding Options	300,000	300,000
Weighted Average Remaining Life In Years	4 years 1 month 27 days	4 years 4 months 28 days
Weighted-Average Exercise Price	$ 1.43	$ 1.43
Number Exercisable	300,000	300,000
Exercise Price Six [Member]
Exercise Prices	$ 11.88	$ 11.88
Number of Outstanding Options	2,359	2,359
Weighted Average Remaining Life In Years	9 months 3 days	1 year
Weighted-Average Exercise Price	$ 11.88	$ 11.88
Number Exercisable	2,359	2,359
Exercise Price Seven [Member]
Exercise Prices	$ 15.00	$ 15.00
Number of Outstanding Options	75,000	75,000
Weighted Average Remaining Life In Years	4 years 1 month 27 days	4 years 4 months 28 days
Weighted-Average Exercise Price	$ 15.00	$ 15.00
Number Exercisable	75,000	75,000
Exercise Price Eight [Member]
Exercise Prices	$ 19.8	$ 19.80
Number of Outstanding Options	1,442	1,442
Weighted Average Remaining Life In Years	7 months 2 days	9 months 29 days
Weighted-Average Exercise Price	$ 19.80	$ 19.80
Number Exercisable	1,442	1,442